CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	$ 1,059	$ 394	$ 2,033	$ 788